SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	1,202,355	1,359,623	186,268
Prepaid expenses and other current assets	410,826	390,721	53,528
Amount due from subsidiaries and VIEs	1,047,722,447	910,228,376	124,700,776
Investments in subsidiaries and VIEs	4,857,619,732	6,286,783,144	861,285,759
Total assets	5,906,955,360	7,198,761,864	986,226,331

Liabilities:
Accrued expenses and other current liabilities	604,989	245,607,222	33,648,051
Dividend payable	59,226,084	—	—
Total liabilities	59,831,073	245,607,222	33,648,051

Equity:
Common shares	206,793	206,793	28,331
Treasury stock	(111,520,291)	(509,643,763)	(69,820,909)
Additional paid-in capital	3,196,942,284	3,207,028,391	439,361,088
Retained earnings	2,692,018,850	4,174,511,191	571,905,688
Accumulated other comprehensive income	69,476,651	81,052,030	11,104,082
Total equity	5,847,124,287	6,953,154,642	952,578,280
Total liabilities and equity	5,906,955,360	7,198,761,864	986,226,331

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
General and administrative expenses	(8,739,084)	(5,899,484)	(7,502,575)	(1,027,849)
Interest income	1,518	29,662	33,062	4,529
Equity in profit of subsidiaries and VIEs	817,582,216	1,190,497,730	1,547,501,724	212,006,867
Other income, net	3,151,789	2,166,066	(126,446)	(17,323)
Net income	811,996,439	1,186,793,974	1,539,905,765	210,966,224
Other comprehensive income	57,289,037	5,878,060	11,575,379	1,585,820
Comprehensive income	869,285,476	1,192,672,034	1,551,481,144	212,552,044

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CASH FLOWS

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(9,559,741)	(5,736,205)	(8,157,418)	(1,117,562)
Received from subsidiaries and VIEs	164,707,863	25,363,652	188,678,532	25,848,853
Dividends received from subsidiaries	—	49,338,235	118,338,313	16,212,282
Net cash provided by investing activities	164,707,863	74,701,887	307,016,845	42,061,135
Contribution from shareholders	277,342	1,099,619	122,507	16,783
Repurchase of common shares	(146,740,902)	(24,872,828)	(182,204,126)	(24,961,863)
Dividend paid	—	(58,401,356)	(116,639,508)	(15,979,547)
Net cash used in financing activities	(146,463,560)	(82,174,565)	(298,721,127)	(40,924,627)
Effect of foreign exchange rate changes	824,099	131,100	18,968	2,599
Net increase (decrease) in cash and cash equivalents	9,508,661	(13,077,783)	157,268	21,545
Cash and cash equivalents, beginning of year	4,771,477	14,280,138	1,202,355	164,723
Cash and cash equivalents, end of year	14,280,138	1,202,355	1,359,623	186,268